Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

2024	$51
2025	51
2026	51
2027	51
2028	51
Thereafter	858
$1,113

2024	$88
2025	88
2026	88
2027	88
2028	88
Thereafter	687
$1,127